Accounts Receivable	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Accounts Receivable

B.7. ACCOUNTS RECEIVABLE
Accounts receivable break down as follows:

(€ million)	June 30, 2022	December 31, 2021
Gross value	7,992	7,705
Allowances	(124)	(137)
Carrying amount	7,868	7,568
The impact of allowances against accounts receivable in the first half of 2022 was a net expense of less than €1 million (versus a net expense of €2 million for the first half of 2021).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2022	323	98	97	131	(15)	12
December 31, 2021	455	169	151	67	12	56
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.6. to the consolidated financial statements for the year ended December 31, 2021 and hence were derecognized was €660 million as of June 30, 2022 (versus €3 million as of December 31, 2021). The residual guarantees relating to those transfers were immaterial as of June 30, 2022.